Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, IDR / shares in Units, ¥ in Millions, IDR in Billions							1 Months Ended	6 Months Ended
	Dec. 29, 2017 JPY (¥) ¥ / shares		Dec. 29, 2017 IDR	Dec. 26, 2017 Offices	Dec. 05, 2017 JPY (¥)	Nov. 14, 2017 JPY (¥) ¥ / shares shares	Dec. 22, 2017 JPY (¥) shares	Sep. 30, 2018	Dec. 29, 2017 IDR / shares
Acquisition of Shares in Bank Danamon in Indonesia [Member]
Subsequent Event [Line Items]
Number of offices in Indonesia | Offices				1,800
Description of strategic investment				Executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction will result in BTMU becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of BTMU.
Approximate percentage of aggregated equity interest	19.90%		19.90%
Price per share paid in Step 1 | (per share)	¥ 70	[1]							IDR 8,323
Investment amount paid in Step 1	¥ 133,000	[1]	IDR 15,875
Description of Calculation basis	A price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon’s net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio	2.0								2.0
Exchange rate of IDR	0.0084								0.0084
Acquisition of Shares in Bank Danamon in Indonesia [Member] | Completion of Acquisition Steps [Member]
Subsequent Event [Line Items]
Approximate percentage of aggregated equity interest				73.80%
Approximate percentage of additional equity interests acquired								20.10%
Approximate percentage of aggregated equity interest								40.00%
MUFG Capital Finance 6 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Non-dilutive perpetual preferred securities redeemed					¥ 150,000
Redemption date					Jan. 25, 2018
Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares						¥ 9
Dividends payable, total amount						¥ 119,890
Dividends payable, date to be paid						Dec. 05, 2017
Dividends payable, date of record						Sep. 30, 2017
Number of own shares repurchased | shares							127,666,900
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract							¥ 100,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares						1.50%
Date of own shares to be cancelled						Jan. 22, 2018
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase | shares						200,000,000
Aggregate amount of shares allowed for repurchase						¥ 100,000

[1]	Calculated based on the exchange rate of IDR1 = ¥0.0084